Document and Entity Information	Oct. 16, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-42736
Entity Registrant Name	GLOBA TERRA ACQUISITION CORPORATION
Entity Central Index Key	0002043766
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	382 NE 191st Street
Entity Address, Address Line Two	#952377
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	52
Local Phone Number	55 8975 9325
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GTERU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	GTER
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GTERW
Security Exchange Name	NASDAQ
Rights included as part of the units, each right entitling the holder to receive one-tenth of one Class A ordinary share, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights included as part of the units, each right entitling the holder to receive one-tenth of one Class A ordinary share, $0.0001 par value
Trading Symbol	GTERR
Security Exchange Name	NASDAQ